Lease - Schedule of Lease Expense (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expense [Abstract]
Leases expense	$ 10,262	$ 10,321	$ 11,332
Short-term lease expense	59	427
Total	$ 10,321	$ 10,748	$ 11,332